Borrowings - Disclosure of Borrowings (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	₽ 62,116	₽ 9,448
Maturity	2026
Current	₽ 11,539	7,125
Non-current	50,577	2,323
Convertible bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₽ 49,403	0
Effective interest rate	5.10%
Currency	USD
Maturity	2026
Bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₽ 9,954	₽ 6,639
Effective interest rate	10.00%	15.00%
Currency	RUB
Maturity	2022	2021
Equipment financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₽ 2,759	₽ 2,809
Effective interest rate	9.40%	9.80%
Currency	RUB
Maturity	2022-2030	2021-2030